Note 23 - Parenthetical Information Other Unamortizing Intangible Assets (Detail: Text Values - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Retail investment management agreements [Abstract]
Assets, related to the Groups U.S. retail mutual fund business, aquired in 2002, calculated at fair value less costs of disposal	€ 770
Discount rates (cost of equity) applied in the calculation in 2018		10.20%
Discount rates (cost of equity) applied in the calculation in 2019	9.80%
Terminal value growth rate applied for 2018 is up to		4.10%
Terminal value growth rate applied for 2019 is up to	4.10%
Trademarks [Abstract]
Postbank trademark, acquired in 2010	€ 382
Postbank trademark, after finalizing the purchase price allocation in 2011	410
Postbank trademark, write-off in third quarter 2015	410
Sal. Oppenheim trademark, acquired in 2010	27
Sal. Oppenheim trademark, write-down in fourth quarter 2015	6
Sal. Oppenheim trademark, write-down in fourth quarter 2016	6
Sal. Oppenheim trademark, write-off in fourth quarter 2017	15
Asset Management [Member]
Retail investment management agreements [Abstract]
Assets, related to the Groups U.S. retail mutual fund business, aquired in 2002, calculated at fair value less costs of disposal	€ 770
Discount rates (cost of equity) applied in the calculation in 2018		10.20%
Discount rates (cost of equity) applied in the calculation in 2019	9.80%
Terminal value growth rate applied for 2018 is up to		4.10%
Terminal value growth rate applied for 2019 is up to	4.10%
Wealth Management [Member]
Trademarks [Abstract]
Sal. Oppenheim trademark, acquired in 2010	€ 27
Sal. Oppenheim trademark, write-down in fourth quarter 2015	6
Sal. Oppenheim trademark, write-down in fourth quarter 2016	6
Sal. Oppenheim trademark, write-off in fourth quarter 2017	15
Postbank [Member]
Trademarks [Abstract]
Postbank trademark, acquired in 2010	382
Postbank trademark, after finalizing the purchase price allocation in 2011	410
Postbank trademark, write-off in third quarter 2015	€ 410